CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net loss	$ (48,570)	$ (25,941)	$ (37,913)	$ (32,655)	$ 13,345
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,380)	(332)	(722)	(387)	160
Other comprehensive income (loss)	(1,380)	(332)	(722)	(387)	160
Comprehensive loss	$ (49,950)	$ (26,273)	$ (38,635)	$ (33,042)	$ 13,505